GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 1,062	$ 1,049
Goodwill	2,337	2,371
Intangible assets	1,210	1,371
Investments	34	21
Investments in associates	105	118
Other non-current receivables	16	16
Retirement benefit asset	92	62
Deferred tax assets	126	127
Total non current assets	4,982	5,135
Current assets
Inventories	1,395	1,304
Trade and other receivables	1,317	1,258
Cash at bank	365	169
Total current assets	3,077	2,731
Total assets	8,059	7,866
Equity attributable to owners of the Company
Share capital	177	178
Share premium	608	605
Capital redemption reserve	18	17
Treasury shares	(214)	(257)
Other reserves	(340)	(228)
Retained earnings	4,625	4,329
Total equity	4,874	4,644
Non-current liabilities
Long-term borrowings	1,301	1,423
Retirement benefit obligations	114	131
Other payables	53	128
Provisions	153	97
Deferred tax liabilities	99	97
Total non-current liabilities	1,720	1,876
Current liabilities
Bank overdrafts and loans	164	27
Trade and other payables	957	957
Provisions	121	129
Current tax payable	223	233
Total current liabilities	1,465	1,346
Total liabilities	3,185	3,222
Total equity and liabilities	$ 8,059	$ 7,866